Subsequent Events (Details Narrative) - USD ($)		1 Months Ended
	Sep. 07, 2018	Nov. 30, 2018	May 31, 2015
Shares issued price per share			$ 6.44
Subsequent Event [Member]
Sale of transaction during period		1,000,000
Investors [Member] | Subsequent Event [Member]
Sale of transaction during period	2,000,000
Shares issued price per share	$ 1.50
Number of shares issued during period, values	$ 3,000,000
Jianghuai Lin [Member] | Subsequent Event [Member]
Sale of transaction during period	500,000